CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares
Current liabilities without recourse to the primary beneficiary	¥ 856,721	¥ 1,340,403
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	149,706,286
Ordinary shares, shares outstanding	149,706,286
Class A ordinary shares
Ordinary shares, shares authorized	840,000,000	840,000,000
Ordinary shares, shares issued	90,901,446	87,839,756
Ordinary shares, shares outstanding	90,901,446	87,829,756
Class B ordinary shares
Ordinary shares, shares authorized	60,000,000	60,000,000
Ordinary shares, shares issued	58,804,840	58,804,840
Ordinary shares, shares outstanding	58,804,840	58,804,840
Discretionary shares
Ordinary shares, shares authorized	100,000,000	100,000,000
VIEs
Current liabilities without recourse to the primary beneficiary | ¥	¥ 111,067	¥ 156,454